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                            Select 10 Industrial Portfolio 95-4
                                              File No. 33-61989
                            Investment Company Act No. 811-5065


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 1
                          TO FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT EQUITY TRUST
          SELECT 10 INDUSTRIAL PORTFOLIO 95-4

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

          The Registrant has registered an indefinite number of Units of Beneficial Interest pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended.


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It is proposed that this filing will become effective (check appropriate box.)

 ___
/  / immediately upon filing on (date) pursuant to paragraph
      (b);
 ___
/  / on (date) pursuant to paragraph (b);
 ___
/__/ 60 days after filing pursuant to paragraph (a);
 ___
/X_/ on November 12, 1995 pursuant to paragraph (a) of rule
      485.






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                      DEAN WITTER SELECT EQUITY TRUST
                    SELECT 10 INDUSTRIAL PORTFOLIO 95-4

                           Cross Reference Sheet

                  Pursuant to Rule 404(c) of Regulation C
                     under the Securities Act of 1933

               (Form N-8B-2 Items required by Instruction 1
                       as to Prospectus on Form S-6)



Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus


      I.    ORGANIZATION AND GENERAL INFORMATION

1.    (a) Name of Trust                      ) Front Cover
      (b) Title of securities issued         )

2.    Name and address of Depositor          ) Table of Contents

3.    Name and address of Trustee            ) Table of Contents

4.    Name and address of principal          ) Table of Contents
      Underwriter                            )

5.    Organization of Trust                  ) Introduction

6.    Execution and termination of           ) Introduction;
      Indenture                              ) Amendment and
                                             ) Termination of
                                             ) the Indenture

7.    Changes of name                        ) Included in Form N-8B-2

8.    Fiscal Year                            ) Included in Form N-8B-2

9.    Litigation                             ) *

      II.  GENERAL DESCRIPTION OF THE TRUST
           AND SECURITIES OF THE TRUST

10.   General Information regarding          )
      Trust's Securities and Rights          )
      of Holders                             )
___________________
*     Not applicable, answer negative or not required.




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Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      a.    Type of Securities               ) Rights of Unit Holders
            (Registered or Bearer)

      b.    Type of Securities               ) Administration of the
            (Cumulative or                   ) Trust-Distribution
            Distributive)

      c.    Rights of Holders as to          ) Redemption; Public
            withdrawal or redemption         ) Offering of Units-
                                             ) Secondary Market

      d.    Rights of Holders as to          ) Public Offering of
            conversion, transfer,            ) Units-Secondary
            partial redemption and           ) Market; Exchange
            similar matters                  ) Option; Redemption;
                                             ) Rights of Unit Holders-
                                             ) Certificates

      e.    Lapses or defaults with          ) *
            respect to periodic payment      )
            plan certificates                )

      f.    Voting rights as to Secu-        ) Rights of Unit Holders
            rities under the Indenture       ) -Certain Limitations;
                                             ) Amendment and
                                             ) Termination
                                             ) of the Indenture

      g.    Notice to Holders as to          )
            change in                        )

            1.    Composition of assets      ) Administration of the
                  of Trust                   ) Trust-Reports to Unit
                                             ) Holders; The Trust-
                                             ) Summary Description
                                             ) of the Portfolios
            2.    Terms and Conditions       ) Amendment and
                  of Trust's Securities      ) Termination of the
                                             ) Indenture
            3.    Provisions of              ) Amendment and
                  Indenture                  ) Termination of the
                                             ) Indenture
            4.    Identity of Depositor      ) Sponsor; Trustee
                  and Trustee                )

___________________
*     Not applicable, answer negative or not required.




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Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      h.    Security Holders Consent         )
            required to change               )

            1.    Composition of assets      ) Amendment and
                  of Trust                   ) Termination of the
                                             ) Indenture
            2.    Terms and conditions       ) Amendment and
                  of Trust's Securities      ) Termination of the
                                             ) Indenture
            3.    Provisions of              ) Amendment and
                  Indenture                  ) Termination of the
                                             ) Indenture
            4.    Identity of Depositor      ) *
                  and Trustee                )

      i.    Other principal features         ) Cover of Prospectus;
            of the Trust's Securities        ) Tax Status

11.   Type of securities comprising          ) The Trust-Summary
      units                                  ) Description of
                                             ) the Portfolios;
                                             ) Objectives and
                                             ) Securities Selection;
                                             ) The Trust-Special
                                             ) Considerations

12.   Type of securities comprising          ) *
      periodic payment certificates


13.   a.    Load, fees, expenses, etc.       ) Summary of Essential
                                             ) Information; Public
                                             ) Offering of Units -
                                             ) Public Offering Price;
                                             ) -Profit of Sponsor;
                                             ) -Volume Discount;
                                             ) Expenses and Charges

      b.    Certain information              ) *
            regarding periodic payment       )
            certificates                     )
___________________
*     Not applicable, answer negative or not required.




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Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      c.    Certain percentages              ) Summary of Essential
                                             ) Information;
                                             ) Public Offering of
                                             ) Units-Public
                                             ) Offering Price;
                                             ) -Profit of Sponsor;
                                             ) -Volume Discount

      d.    Price differentials              ) Public Offering of
                                             ) Units - Public
                                             ) Offering Price

      e.    Certain other loads, fees,       ) Rights of Unit Holders-
            expenses, etc.                   ) Certificates
            payable by holders               )

      f.    Certain profits receivable       ) Redemption - Purchase
            by depositor, principal          ) the Sponsors of Units
            underwriters, trustee or         ) Tendered for Redemption
            affiliated persons               )

      g.    Ratio of annual charges to       ) *
            income

14.   Issuance of trust's securities         ) Introduction; Rights of
                                             ) Unit Holders-
                                             ) Certificates

15.   Receipt and handling of                ) Public Offering of
      payments from purchasers               ) Units-Profit of Sponsor

16.   Acquisition and disposition of         ) Introduction;
      underlying securities                  ) Amendment and
                                             ) Termination of the
                                             ) Indenture; Objectives
                                             ) and Securities
                                             ) Selection;
                                             ) The Trust-Summary
                                             ) Description of
                                             ) the Portfolio;
                                             ) Sponsor-Responsibility
___________________
*     Not applicable, answer negative or not required.




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Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

17.   Withdrawal or redemption               ) Redemption;
                                             ) Public Offering of
                                             ) Units-Secondary Market

18.   a.    Receipt and disposition of       ) Administration of the
            income                           ) Trust; Reinvestment
                                             ) Programs

      b.    Reinvestment of                  ) Reinvestment
            distributions                    ) Programs

      c.    Reserves or special fund         ) Administration of the
                                             ) Trust-Distribution

      d.    Schedule of distribution         ) *

19.   Records, accounts and report           ) Administration of the
                                             ) Trust-Records and
                                             ) Accounts;-Reports to
                                             ) Unit Holders

20.   Certain miscellaneous                  ) Amendment and
      provisions of trust agreement          ) Terminationn of the
                                             ) Indenture; Sponsor
                                             ) - Limitation on
                                             ) Liability;-Resignation;
                                             ) Trustee-Limitation on
                                             ) Liability; -Resignation

21.   Loans to security holders              ) *

22.   Limitations on liability of            ) Sponsor, Trustee;
      depositor, trustee, custodian,         ) Evaluator - Limitation
      etc.                                   ) on Liability

23.   Bonding arrangements                   ) Included in Form N-8B-2

24.   Other material provisions of           ) *
      trust agreement                        )

      III.  ORGANIZATION PERSONNEL AND AFFILIATED
            PERSONS OF DEPOSITOR

25.   Organization of Depositor              ) Sponsor

___________________
*     Not applicable, answer negative or not required.




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Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

26.   Fees received by Depositor             ) Expenses and Charges
                                             ) -Fees; Public Offering
                                             ) of Units-Profit of
                                             ) Sponsor

27.   Business of Depositor                  ) Sponsor and
                                             ) Included in Form N-8B-2

28.   Certain information as to              ) Included in Form N-8B-2
      officials and affiliated               )
      persons of Depositor                   )

29.   Voting securities of Depositor         ) Included in Form N-8B-2

30.   Persons controlling Depositor          ) *

31.   Compensation of Officers and           ) *
      Directors of Depositor                 )

32.   Compensation of Directors of           ) *
      Depositor                              )

33.   Compensation of employees of           ) *
      Depositor                              )

34.   Remuneration of other persons          ) *
      for certain services rendered          )
      to trust                               )

      IV.   DISTRIBUTION AND REDEMPTION OF SECURITIES

35.   Distribution of trust's                ) Public Offering of
      securities by states                   ) Units-Public
                                             ) Distribution

36.   Suspension of sales of trust's         ) *
      securities                             )

37.   Revocation of authority to             ) *
      distribute                             )

38.   a.    Method of distribution           ) Public Offering of
                                             ) Units
      b.    Underwriting agreements          )
      c.    Selling agreements               )
___________________
*     Not applicable, answer negative or not required.




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Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

39.   a.    Organization of principal        ) Sponsor
            underwriter                      )
      b.    N.A.S.D. membership of           )
            principal underwriter            )

40.   Certain fees received by               ) Public Offering of
      principal underwriter                  ) Units-Profit of Sponsor

41.   a.    Business of principal            ) Sponsor
            underwriter                      )
      b.    Branch offices of                ) *
            principal underwriter            )
      c.    Salesmen of principal            ) *
            underwriter

42.   Ownership of trust's securities        ) *
      by certain persons

43.   Certain brokerage commissions          ) *
      received by principal                  )
      underwriter                            )

44.   a.    Method of valuation              ) Public Offering of
                                             ) Units
      b.    Schedule as to offering          ) *
            price                            )
      c.    Variation in offering            ) Public Offering of
            price to certain persons         ) Units-Volume Discount;
                                             ) Exchange Option

45.   Suspension of redemption rights        ) *

46.   a.    Redemption valuation             ) Public Offering of
                                             ) Units-Secondary Market;
                                             ) Redemption
      b.    Schedule as to redemption        ) *
            price                            )

47.   Maintenance of position in             ) See items 10(d), 44
      underlying securities                  ) and 46
                                             )

      V.    INFORMATION CONCERNING THE TRUSTEE
            OR CUSTODIAN

___________________
*     Not applicable, answer negative or not required.




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Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

48.   Organization and regulation of         ) Trustee
      Trustee

49.   Fees and expenses of Trustee           ) Expenses
                                             ) and Charges

50.   Trustee's lien                         ) Expenses and Charges

      VI.  INFORMATION CONCERNING INSURANCE OF
            HOLDERS OF SECURITIES

51.   a.    Name and address of              ) *
            Insurance Company                )
      b.    Type of policies                 ) *
      c.    Type of risks insured and        ) *
            excluded                         )
      d.    Coverage of policies             ) *
      e.    Beneficiaries of policies        ) *
      f.    Terms and manner of              ) *
            cancellation                     )
      g.    Method of determining            ) *
            premiums                         )
      h.    Amount of aggregate              ) *
            premiums paid                    )
      i.    Persons receiving any part       ) *
            of premiums                      )
      j.    Other material provisions        ) *
            of the Trust relating to         )
            insurance                        )

     VII.  POLICY OF REGISTRANT

52.   a.    Method of selecting and          ) Introduction;
            eliminating securities from      ) Objectives and
            the Trust                        ) Securities Selection;
                                             ) The Trust-Summary
                                             ) Description of the
                                             ) Portfolio; Sponsor
                                             ) -Responsibility
      b.    Elimination of securities        ) *
            from the Trust                   )
      c.    Substitution and                 ) Introduction;
            elimination of securities        ) Objectives and
            from the Trust                   ) Securities Selection;
___________________
*     Not applicable, answer negative or not required.





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Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

                                             ) Sponsor-Responsibility;
      d.    Description of any funda-        ) *
            mental policy of the Trust       )

53.   Taxable status of the Trust            ) Cover of Prospectus;
                                             ) Tax Status

      VIII.  FINANCIAL AND STATISTICAL INFORMATION

54.   Information regarding the              ) *
      Trust's past ten fiscal years          )

55.   Certain information regarding          ) *
      periodic payment plan certifi-         )
      cates                                  )

56.   Certain information regarding          ) *
      periodic payment plan certifi-         )
      cates                                  )

57.   Certain information regarding          ) *
      periodic payment plan certifi-         )
      cates                                  )

58.   Certain information regarding          ) *
      periodic payment plan certifi-         )
      cates                                  )

59.   Financial statements                   ) Statement of Financial
      (Instruction 1(c) to Form S-6)         ) Condition


___________________
*     Not applicable, answer negative or not required.





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                   DEAN WITTER SELECT EQUITY TRUST
                SELECT 10 INDUSTRIAL PORTFOLIO 95-4
                       SUPPLEMENT TO PROSPECTUS




                       Automatic Investment Program


            Unit Holders may subscribe to Select Auto-Vest
(SAVe), an automatic investment program, by completing the Select Auto-Vest (SAVe) plan application. Pursuant to the program, a Unit holder may have any amount from $100 to $5,000 debited from a designated bank account and transferred automatically, on a semi-monthly, monthly or quarterly basis, to the Trustee for investment in Units of the Trust. In lieu of issuing certificates for such Units, the Trustee will credit to the account of each individual Unit Holder the number of Units (including fractional Units) purchased. The Sponsor intends, although under no obligation, to offer a new series of Dean Witter Select Equity Trust, Select 10 Industrial Portfolio every three month period. As each new series is created, Units of each such new series will be automatically purchased under the Select Auto-Vest (SAVe) program subject to the applicable sales charge for such series as disclosed in the prospectus for the series. A prospectus for each new series will be sent to a Unit holder participating in the program. By participating in the Select Auto-Vest (SAVe) program, the Unit Holder is electing to invest the distributions receivable from units of a trust about to terminate in units of a New Series, on the first day of the offering of the New Series, as set forth under "Termination - The Rollover Option". Units of such New Series, the terms of which will be substantially the same as the terms of the terminating trust, will be subject only to the deferred sales charge.

            Unit Holders, at any time, may terminate either the automatic bank debit or automatic rollover features of the Select Auto-Vest (SAVe) program or both by so notifying the Trustee or their account executive. The program may be terminated or changed by the Sponsor at any time without notice. Unit Holders investing through an IRA or other pension plan may be limited in the amount that may be invested in a trust in any one year.



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                     DEAN WITTER SELECT EQUITY TRUST,
                    SELECT 10 INDUSTRIAL PORTFOLIO 95-4


            This prospectus dated October 2, 1995, File
No. 33-61989, is hereby incorporated by reference herein.



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                         CONTENTS OF REGISTRATION STATEMENT


            This registration statement comprises the following documents:

            The facing sheet.

            The Cross Reference Sheet.

            The Prospectus.

            The signatures.





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                                SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Equity Trust, Select
10 Industrial Portfolio 95-4, has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 12th day of October, 1995.

                        DEAN WITTER SELECT EQUITY TRUST,
                        SELECT 10 INDUSTRIAL PORTFOLIO 95-4
                                       (Registrant)

                        By:  DEAN WITTER REYNOLDS INC.
                                       (Depositor)

                                    Michael D. Browne
                                    Michael D. Browne
                                    Authorized Signatory

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of Dean Witter Reynolds
Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 12th day of October,
1995.

                                          DEAN WITTER REYNOLDS INC.

Name                          Office

Philip J. Purcell             Chairman and Chief)
                              Executive Officer )
                              and Director*     )

                                                 By: Michael D. Browne
                                                     Michael D. Browne
                                                     Attorney-in-fact*
___________________
* Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No. 33-56389.




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Name                          Office

Richard M. DeMartini          Director*

Nancy S. Donovan              Director*

Robert J. Dwyer               Director*

Christine A. Edwards          Director*

James F. Higgins              Director*

Stephen R. Miller             Director*

Richard F. Powers             Director*

Philip J. Purcell             Director*
___________________
* Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No. 33-56389.